FAIR VALUE OF PLAN ASSETS - Assets Measured at Fair Value on a Recurring Basis (Details) - EBP 002 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	$ 165,547,500	$ 144,192,552
Registered Investment Companies [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	153,994,534	132,071,752
Common Stock Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	11,552,966	12,120,800
Quoted Prices in Active Markets for Identical Assets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	165,547,500	144,192,552
Quoted Prices in Active Markets for Identical Assets (Level 1) | Registered Investment Companies [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	153,994,534	132,071,752
Quoted Prices in Active Markets for Identical Assets (Level 1) | Common Stock Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	11,552,966	12,120,800
Significant Other Observable Inputs (Level 2) | Registered Investment Companies [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	0	0
Significant Other Observable Inputs (Level 2) | Common Stock Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	0	0
Significant Unobservable Inputs (Level 3) | Registered Investment Companies [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	0	0
Significant Unobservable Inputs (Level 3) | Common Stock Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	$ 0	$ 0